Income Tax Expense - Summary of Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current taxes	¥ 14,922	¥ 32,714	¥ 34,983
Deferred taxes (Note 31)	7,666	3,485	7,807
Income tax expense	¥ 22,588	¥ 36,199	¥ 42,790	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).